CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Operating revenue:
Operating revenue	¥ 11,380,525	$ 1,785,853	¥ 11,645,255	¥ 10,603,507
Operating cost:
Cost of sales (including cost of goods purchased from a related party of RMB827,809, nil and nil for the years ended December 31, 2019, 2020 and 2021, respectively)	(1,759,956)	(276,176)	(1,907,508)	(3,624,301)
Funding cost	(457,615)	(71,810)	(589,837)	(508,829)
Processing and servicing cost (including collection service fee from related parties of RMB9,291, RMB28,645 and RMB20,493 for the years ended December 31, 2019, 2020 and 2021, respectively)	(1,858,901)	(291,702)	(1,413,212)	(642,126)
Provision for credit losses of financing receivables and interest receivables	(401,104)	(62,942)	(779,235)	(708,684)
Provision for credit losses of contract assets and receivables	(531,237)	(83,363)	(441,805)	(125,471)
Provision for credit losses of contingent liabilities of guarantee	(622,438)	(97,674)	(2,880,590)
Total operating cost	(5,631,251)	(883,667)	(8,012,187)	(5,609,411)
Gross profit	5,749,274	902,186	3,633,068	4,994,096
Operating expenses:
Sales and marketing expenses	(1,658,904)	(260,318)	(1,274,402)	(1,538,698)
Research and development expenses	(549,286)	(86,195)	(474,265)	(415,995)
General and administrative expenses	(470,661)	(73,857)	(451,284)	(412,117)
Total operating expenses	(2,678,851)	(420,370)	(2,199,951)	(2,366,810)
Change in fair value of financial guarantee derivatives, net	(458,846)	(72,003)	(707,442)	(212,256)
Change in fair value of loans at fair value	111,762	17,538	(47,282)
Gain on guarantee liabilities, net				196,063
Interest expense, net	(63,125)	(9,906)	(77,542)	(39,215)
Investment-related impairment			(69,156)
Investment income/(loss)	(4,160)	(653)	7,885	52,211
Others	113,480	17,807	146,029	82,422
Income before income tax expense	2,769,534	434,599	685,609	2,706,511
Income tax expense	(435,418)	(68,327)	(90,629)	(411,959)
Net income	2,334,116	366,272	594,980	2,294,552
Less: net income attributable to non-controlling interests	193	30
Net income/(loss) attributable to ordinary shareholders of the Company	¥ 2,333,923	$ 366,242	¥ 594,980	¥ 2,294,552
Net income per ordinary share
Diluted | ¥ / shares	¥ 5.73		¥ 1.56	¥ 6.14
Weighted average number of ordinary shares outstanding
Basic | shares	368,460,867	368,460,867	364,733,164	355,625,970
Diluted | shares	414,992,716	414,992,716	411,229,810	375,831,131
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 187,884		¥ 198,825	¥ 177,262
Online direct sales and services income
Operating revenue:
Operating revenue	1,855,361	$ 291,147	2,082,832	3,828,841
Credit-oriented services income
Operating revenue:
Operating revenue	6,955,810	1,091,518	7,525,581	5,958,692
Platform-based services income
Operating revenue:
Operating revenue	2,569,354	403,188	2,036,842	815,974
Processing and servicing cost
Share-based compensation expenses included in:
Share-based compensation expenses	9,968	1,564	11,391	10,472
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	30,508	4,787	32,486	28,611
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	39,413	6,185	46,116	42,977
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 107,995	$ 16,947	¥ 108,832	¥ 95,202
Ordinary shares
Net income per ordinary share
Basic | (per share)	¥ 6.33	$ 0.99	¥ 1.63	¥ 6.45
Diluted | (per share)	5.73	0.90	1.56	6.14
ADS
Net income per ordinary share
Basic | (per share)	12.67	1.99	3.26	12.90
Diluted | (per share)	¥ 11.46	$ 1.80	¥ 3.13	¥ 12.29
Online direct sales | Online direct sales and services income
Operating revenue:
Operating revenue	¥ 1,661,156	$ 260,672	¥ 1,900,835	¥ 3,623,991
Membership services | Online direct sales and services income
Operating revenue:
Operating revenue	107,901	16,932	113,107	112,558
Other Services | Online direct sales and services income
Operating revenue:
Operating revenue	86,304	13,543	68,890	92,292
Loan facilitation and servicing fees-credit oriented | Credit-oriented services income
Operating revenue:
Operating revenue	4,448,344	698,042	3,786,996	4,811,868
Interest and financial services income and other revenues | Credit-oriented services income
Operating revenue:
Operating revenue	1,732,922	271,933	1,418,892	1,146,824
Guarantee income | Credit-oriented services income
Operating revenue:
Operating revenue	774,544	121,543	2,319,693
Loan facilitation and servicing fees-performance based | Platform-based services income
Operating revenue:
Operating revenue	2,289,452	359,265	1,930,835	648,516
Loan facilitation and servicing fees-volume based | Platform-based services income
Operating revenue:
Operating revenue	¥ 279,902	$ 43,923	¥ 106,007	¥ 167,458